Operating Expenses	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Operating Expenses
27.	Operating Expenses

(1)	Operating expenses for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Employee benefit cost	￦	4,495,885	￦	4,556,832	￦	5,628,058
Depreciation		2,637,463		2,723,610		2,827,518
Depreciation of right-of-use assets		396,214		402,737		410,925
Amortization of intangible assets		622,202		683,784		639,268
Commissions		1,295,434		1,264,729		1,403,381
Interconnection charges		479,500		436,598		410,872
International interconnection fee		186,253		140,433		138,807
Purchase of inventories		3,656,040		3,595,345		3,526,723
Changes of inventories		(195,046)		(203,071)		(27,947)
Sales commission		2,353,909		2,353,318		2,258,121
Service cost 1		2,334,386		2,229,709		2,141,856
Utilities		368,348		544,675		555,856
Taxes and dues		276,962		250,651		265,305
Rent		160,848		167,576		147,607
Insurance premium		68,245		66,737		68,443
Installation fee		150,140		174,238		164,969
Advertising expenses		195,519		153,750		169,189
Allowance for bad debts		115,358		150,549		151,486
Card service cost		3,127,673		3,189,376		3,009,170
Loss on disposal of property and equipment		81,415		72,710		90,373
Loss on disposal of intangible assets		7,015		5,328		9,713
Loss on disposal of right-of-use assets		2,348		2,115		2,578
Loss on disposal of investments in associates		295		—		17
Loss on disposal of investments in subsidiaries		—		—		7,998
Impairment loss on property and equipment		16,094		7,871		7,183
Impairment loss on intangible assets		30,965		236,206		239,312
Donations		15,642		24,664		9,499
Other allowance for bad debts		17,551		34,112		26,475
Others		1,369,391		1,902,214		1,801,660

Total	￦	24,266,049	￦	25,166,796	￦	26,084,415

1	Service cost is mainly recorded by purchase of service for system implementation and contents service.

(2)	Details of employee benefit cost for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Salaries & Wages	￦	4,161,874	￦	4,231,781	￦	4,275,944
Post-employment benefits(Defined benefit plan)		225,404		183,026		221,377
Post-employment benefits(Defined contribution plan)		72,576		85,174		86,723
Share-based payment		16,799		15,450		7,129
Others		19,232		41,401		1,036,885

Total	￦	4,495,885	￦	4,556,832	￦	5,628,058